Capital and other commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Capital and Other Commitments

	2018 $m	2017 $m
Contracts placed for expenditure not provided for in the Financial Statements:
Property, plant and equipment[a]	46	18
Intangible assets	7	27
Key money	83	59

	136	104

[a]	Includes a commitment to spend $33m on the acquired UK portfolio (see note 11) within two and a half years of the acquisition date.